Finance expense (Tables)	12 Months Ended
Dec. 31, 2020
Statements [Line Items]
Disclosure of detailed information about finance expense [Table Text Block]
	Year ended December 31,
	2020	2019
	$	$
Fair value adjustment on redeemable preference shares (note 7(a))	—	(35,626)
Interest on lease liability (note 9)	(35)	(12)
Other	(10)	(12)
Total finance expense	(45)	(35,650)